Interest - Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Banking And Thrift [Abstract]
2014	$ 156,593
2015	43,240
2016	13,384
2017	9,635
2018	3,995
Thereafter	9,502
Total	$ 236,349